UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $124,776 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2807    37500 SH       SOLE                    37500
ARENA RESOURCES INC            COM              040049108     5254    99470 SH       SOLE                    99470
BIOFUEL ENERGY CORP            COM              09064Y109     2104   825000 SH       SOLE                   825000
BOIS D ARC ENERGY INC          COM              09738U103      986    40549 SH       SOLE                    40549
BRIGHAM EXPLORATION CO         COM              109178103     1143    72175 SH       SOLE                    72175
CABOT OIL & GAS CORP           COM              127097103     2784    41100 SH       SOLE                    41100
CASEYS GEN STORES INC          COM              147528103     1390    60000 SH       SOLE                    60000
CHESAPEAKE ENERGY CORP         COM              165167107     4357    66050 SH       SOLE                    66050
DELTA PETE CORP                COM NEW          247907207      378    14830 SH       SOLE                    14830
DENBURY RES INC                COM NEW          247916208      739    21100 SH  CALL SOLE                    21100
EXCO RESOURCES INC             COM              269279402     3913   106002 SH       SOLE                   106002
FLOTEK INDS INC DEL            COM              343389102      206    10000 SH       SOLE                    10000
FOREST OIL CORP                COM PAR $0.01    346091705     3658    49100 SH       SOLE                    49100
FRONTIER OIL CORP              COM              35914P105     2630   110000 SH       SOLE                   110000
GOODRICH PETE CORP             COM NEW          382410405     5900    71156 SH       SOLE                    71156
GREEN PLAINS RENEWABLE ENERG   COM              393222104      695   115750 SH       SOLE                   115750
GREY WOLF INC                  COM              397888108     5716   633049 SH       SOLE                   633049
HALLIBURTON CO                 COM              406216101     5418   102084 SH       SOLE                   102084
MDU RES GROUP INC              COM              552690109     4710   135113 SH       SOLE                   135113
MGP INGREDIENTS INC            COM              55302G103     3534   609250 SH       SOLE                   609250
NATIONAL OILWELL VARCO INC     COM              637071101     5918    66700 SH       SOLE                    66700
NOBLE CORPORATION              SHS              G65422100     1949    29996 SH       SOLE                    29996
NORTHERN OIL & GAS INC NEV     COM              665531109     6614   498026 SH       SOLE                   498026
NORTHERN OIL & GAS INC NEV     COM WTS          665531109     2176   362723 SH       SOLE                   362723
OCEANEERING INTL INC           COM              675232102     1926    25000 SH       SOLE                    25000
OIL STS INTL INC               COM              678026105     2921    46037 SH       SOLE                    46037
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     3441    15500 SH       SOLE                    15500
PANTRY INC                     COM              698657103      736    69021 SH       SOLE                    69021
PARALLEL PETE CORP DEL         COM              699157103     1041    51712 SH       SOLE                    51712
PETROHAWK ENERGY CORP          COM              716495106     7601   164131 SH       SOLE                   164131
PLAINS EXPL& PRODTN CO         COM              726505100     1913    26220 SH       SOLE                    26220
RANGE RES CORP                 COM              75281A109     1501    22904 SH       SOLE                    22904
REX ENERGY CORPORATION         COM              761565100      865    32752 SH       SOLE                    32752
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     8445   207500 SH       SOLE                   207500
SOUTHWESTERN ENERGY CO         COM              845467109     1714    36010 SH       SOLE                    36010
SUNOCO INC                     COM              86764P109     1628    40000 SH       SOLE                    40000
SUPERIOR ENERGY SVCS INC       COM              868157108     1202    21800 SH       SOLE                    21800
TESCO CORP                     COM              88157K101      127     3960 SH       SOLE                     3960
TESORO CORP                    COM              881609101     1779    90000 SH       SOLE                    90000
TETON ENERGY CORP              COM              881628101      457    91668 SH       SOLE                    91668
TRANSOCEAN INC NEW             SHS              G90073100     2158    14159 SH       SOLE                    14159
VALERO ENERGY CORP NEW         COM              91913Y100     1647    40000 SH       SOLE                    40000
W-H ENERGY SVCS INC            COM              92925E108     2656    27740 SH       SOLE                    27740
WEATHERFORD INTERNATIONAL LT   COM              G95089101     2449    49390 SH       SOLE                    49390
WILLBROS GROUP INC             COM              969199108      876    20000 SH       SOLE                    20000
WILLIAMS COS INC DEL           COM              969457100       81     2000 SH       SOLE                     2000
XTO ENERGY INC                 COM              98385X106     2633    38429 SH       SOLE                    38429